Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income (loss) for the year	R$ 378,209	R$ 1,102,364	R$ (4,291,240)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Cash flow hedge	67,913	123,889	(60,949)
Tax effect	0	(92,179)	20,723
Total Other comprehensive income	67,913	31,710	(40,226)
Total comprehensive income (loss) for the year	446,122	1,134,074	(4,331,466)
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	87,097	881,329	(4,501,109)
Non-controlling interests from Smiles	R$ 359,025	R$ 252,745	R$ 169,643